Fair value measurements - Summary of Roll Forward of Major Level 3 Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments , Beginning Balance	¥ 70,328	¥ 16,050	¥ 13,767
New addition		50,000
Unrealized fair value change of the available-for-sale debt investments	1,029	4,278	2,283
Fair value of Level 3 investments , Ending Balance	71,357	70,328	16,050
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	14,351	35,524	1,333
New addition	9,391	13,487	32,099
Unrealized fair value change of the derivative liabilities	(11,559)	(13,345)	2,274
Disposal of Series D-3 Notes (Note 20)	(2,377)
Conversion of Series D Notes (Note 20)			(182)
Conversion of Series D-1 Notes (Note 20)		(10,701)
Conversion of Series D-2 Notes (Note 20)		(10,614)
Fair value of Level 3 investments , Ending Balance	¥ 9,806	¥ 14,351	¥ 35,524